Segment information - Segment reported EBITDA to segment operating income and segment investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total investments	€ 7,570	€ 8,583	€ 7,814
Other intangible assets	1,893	3,007	2,771
Tangible assets	5,677	5,576	5,043
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Total investments	406	360	348
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	285	248	236
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Total investments	284	332	361
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Total investments	€ 280	€ 329	€ 353